Schedule of related party transactions (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Amount due to related party (i)			$ 647
Total Amount due to related party			647
Amount due from related party	$ 1,112	1,174
Total Amount due from related party	$ 1,112	$ 1,174